INCOME TAXES (Provision For Income Taxes From Continuing Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Current income tax expense:
Federal	$ 28,745	$ 64,407	$ 48,896
State	12,173	13,358	10,843
Foreign	1	2,490	3,497
Total current income tax expense	40,919	80,255	63,236
Deferred income tax (benefit) expense:
Federal	6,560	(19,647)	21,842
State	139	(3,064)	704
Foreign	(3,278)	141	(15)
Total deferred income tax (benefit) expense	3,421	(22,570)	22,531
Provision for income taxes	$ 44,340	$ 57,685	$ 85,767